Significant and Critical Accounting Policies and Practices (Details 2) - shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Loss Per Share [Line Items]
Common stock equivalents, total	65,888,439	16,785,000
Warrant [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	34,457,024	14,735,000
Options [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	17,749,990	2,050,000
Convertible Debt [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	13,681,425